Investments in joint ventures - Summarized Financial Information of Joint Ventures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
ASSETS
Non-current assets	$ 1,616,538	$ 955,637	[1]	$ 928,237	[1]
Current assets	660,834	689,452	[1]	568,160	[1]
TOTAL ASSETS	2,277,372	1,645,089	[1]	1,496,397	[1]
LIABILITIES
Non-current liabilities	891,381	679,662	[1]	451,616	[1]
Current liabilities	277,846	282,408	[1]	332,477	[1]
TOTAL LIABILITIES	1,169,227	962,070	[1]	784,093	[1]
Profit (loss) [abstract]
Sales of goods and services rendered	793,239	933,178	[2]	869,235	[2]
Expenses	582,902	606,333		570,523
(Loss) / Profit before income tax	(24,257)	9,983	[2]	27,175	[2]
CHS AGRO S.A.
ASSETS
Non-current assets	9,860	7,931
Current assets	6,710	8,882
TOTAL ASSETS	16,570	16,813
LIABILITIES
Non-current liabilities	25,949	22,002
Current liabilities	18,622	19,197
TOTAL LIABILITIES	44,571	41,199
Net liabilities of joint venture	(28,001)	(24,386)
Profit (loss) [abstract]
Sales of goods and services rendered	9,305	14,879		9,390
Expenses	(31,989)	(22,657)		(16,048)
(Loss) / Profit before income tax	$ (22,684)	$ (7,778)		$ (6,658)

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as in Note 33.
[2]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.